Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			2,973,788
Granted			362,955
Exercised			(511,199)
Forfeited			(138,888)
Outstanding at end of period	2,686,656		2,686,656
Exercisable at end of period	1,382,008		1,382,008
Weighted Average Exercise Price
Outstanding at beginning of period			$ 24.20
Granted			$ 45.76
Exercised			$ 23.99
Forfeited			$ 21.10
Outstanding at end of period	$ 27.31		$ 27.31
Exercisable at end of period	$ 24.95		$ 24.95
Weighted Average Fair Value
Outstanding at beginning of period			$ 9.57
Granted	$ 12.24	$ 12.06	$ 14.07
Exercised			$ 9.41
Forfeited			$ 8.69
Outstanding at end of period	$ 10.25		$ 10.25
Exercisable at end of period	$ 8.01		$ 8.01
Weighted Average Remaining Contractual Life
Outstanding at end of period			4 years 8 months 9 days
Exercisable at end of period			3 years 3 months 11 days